AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 73.4%
Asset-Backed Securities — 24.8%
Automobiles — 6.6%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A
2.630%	12/20/21	350	$ 350,801
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	1,000	1,055,699
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	141	141,836
Series 2018-02, Class A2, 144A
3.140%	02/20/24	222	224,464
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	1,300	1,346,471
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	837	847,783
			3,967,054
Collateralized Loan Obligations — 13.4%
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.625%(c)	10/15/28	1,000	998,628
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.121%(c)	01/16/26	92	91,552
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.285%(c)	04/15/31	500	492,617
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.403%(c)	02/20/31	1,000	986,821
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.481%(c)	01/16/31	750	745,511
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.302%(c)	04/20/31	742	740,842
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.506%(c)	10/23/31	1,500	1,485,133
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.452%(c)	10/18/31	499	493,944
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.423%(c)	01/17/31	500	490,640
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.612%(c)	07/20/32	500	$ 497,317
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.225%(c)	04/15/29	979	970,893
			7,993,898
Credit Cards — 3.4%
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	900	933,125
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,000	1,072,376
			2,005,501
Equipment — 1.4%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	800	813,640
Student Loan — 0.0%
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	3	2,624

Total Asset-Backed Securities (cost $14,595,956)			14,782,717
Commercial Mortgage-Backed Securities — 8.1%
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class A1
2.010%	02/15/50	252	252,979
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	156	158,816
Series 2014-CR21, Class A3
3.528%	12/10/47	454	490,864
Series 2014-LC17, Class A3
3.723%	10/10/47	115	116,228
Series 2014-UBS02, Class A2
2.820%	03/10/47	—(r )	251
Series 2015-LC21, Class A4
3.708%	07/10/48	500	552,897
Series 2015-PC01, Class A2
3.148%	07/10/50	577	580,164
Series 2015-PC01, Class A5
3.902%	07/10/50	500	555,513
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.437%(cc)	07/25/26	11,996	759,509
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	178	181,232
Series 2013-GC14, Class A3
3.526%	08/10/46	10	9,792
A1

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class A3
3.211%	10/15/48	351	$ 372,795
Series 2016-C32, Class A1
1.968%	12/15/49	160	160,774
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	585	606,391

Total Commercial Mortgage-Backed Securities (cost $4,709,166)			4,798,205
Corporate Bonds — 16.2%
Agriculture — 0.3%
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	165	165,327
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	295	291,676
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	20	20,914
			312,590
Banks — 4.4%
Bank of America Corp.,
Sub. Notes, MTN
4.450%	03/03/26	465	534,033
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	10/05/20	200	200,000
Citigroup, Inc.,
Sub. Notes
4.400%	06/10/25	370	416,302
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23	250	268,976
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	60	65,686
3.850%	01/26/27	170	191,026
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	–(rr)	85	82,591
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)	90	84,948
Sr. Unsec’d. Notes
3.200%	06/15/26	275	304,783
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26	385	443,960
			2,592,305
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 1.4%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	800	$ 841,163
Diversified Financial Services — 1.3%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	250	274,802
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	270,691
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A
2.750%	04/16/21	250	253,322
			798,815
Electric — 2.1%
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	15	16,441
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	460	514,223
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	35	37,946
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	615	685,967
			1,254,577
Healthcare-Services — 0.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	25	27,369
Insurance — 1.4%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25(a)	750	840,143
Media — 0.9%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	500	558,800
Multi-National — 1.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	580	587,575
Pipelines — 0.6%
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	315	332,875
Telecommunications — 2.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	500	587,328

A2

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	250	$ 269,723
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	335	346,600
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.050%	02/15/28	150	153,484
			1,357,135

Total Corporate Bonds (cost $8,987,896)			9,668,674
Sovereign Bonds — 4.4%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	200,450
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	209,337
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	260	268,672
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26	300	323,180
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	500	515,721
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	780	875,865
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	200	208,105

Total Sovereign Bonds (cost $2,420,228)			2,601,330
U.S. Government Agency Obligations — 8.3%
Federal Home Loan Bank, Unsec’d. Notes
0.375%	09/04/25	1,500	1,498,709
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	1,500	1,497,055
Federal National Mortgage Assoc.
0.500%	06/17/25	500	501,901
2.125%	04/24/26(k)	1,345	1,469,081

Total U.S. Government Agency Obligations (cost $4,847,622)			4,966,746
U.S. Treasury Obligations — 11.6%
U.S. Treasury Bonds
3.625%	02/15/44(a)(k)	2,640	3,857,288
U.S. Treasury Notes
0.125%	09/30/22	840	839,934
0.250%	09/30/25	1,835	1,832,563
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.375%	08/15/24(k)	380	$ 411,795

Total U.S. Treasury Obligations (cost $6,982,221)			6,941,580

Total Long-Term Investments (cost $42,543,089)			43,759,252

	Shares
Short-Term Investments — 31.1%
Affiliated Mutual Funds — 30.7%
PGIM Core Short-Term Bond Fund(w)	54,439	501,383
PGIM Core Ultra Short Bond Fund(w)	15,114,934	15,114,934
PGIM Institutional Money Market Fund (cost $2,661,645; includes $2,660,362 of cash collateral for securities on loan)(b)(w)	2,662,312	2,661,779

Total Affiliated Mutual Funds (cost $18,277,419)		18,278,096
Options Purchased*~ — 0.4%
(cost $3,930)		238,821

Total Short-Term Investments (cost $18,281,349)		18,516,917

TOTAL INVESTMENTS—104.5% (cost $60,824,438)		62,276,169

Liabilities in excess of other assets(z) — (4.5)%		(2,697,488)

Net Assets — 100.0%		$ 59,578,681

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.

A3

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,584,601; cash collateral of $2,660,362 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		688	$ 16,422
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%		—		669	15,969
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		1,672	37,880
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		3,319	75,323
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		3,360	78,905
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		669	14,322
Total Options Purchased (cost $3,930)									$238,821
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
47	10 Year U.S. Treasury Notes	Dec. 2020	$ 6,557,969	$ 2,166
51	10 Year U.S. Ultra Treasury Notes	Dec. 2020	8,156,016	(7,237)
				(5,071)
Short Positions:
39	2 Year U.S. Treasury Notes	Dec. 2020	8,617,477	(3,445)
167	5 Year U.S. Treasury Notes	Dec. 2020	21,047,219	(23,661)
17	20 Year U.S. Treasury Bonds	Dec. 2020	2,996,781	20,480
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	887,250	7,700
				1,074
				$ (3,997)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
41,018	12/31/27	2.255%(S)	3 Month LIBOR(2)(Q)	$(166,336)	$5,384,321	$5,550,657
A4

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
95	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	$ —	$ (14,684)	$ (14,684)
				$(166,336)	$5,369,637	$5,535,973

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5